Federated Hermes Quality Bond Fund II Expense Example - Primary Shares [Member] - Federated Hermes Quality Bond Fund II - P	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	$ 1,037